SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended
	May 05, 2013	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Oct. 12, 2012 14.875% Senior Notes due 2020	Feb. 03, 2013 14.875% Senior Notes due 2020	Feb. 01, 2013 14.875% Senior Notes due 2020	Apr. 12, 2012 14.875% Senior Notes due 2020 payment	Jan. 29, 2012 2007 Senior Subordinated Notes due 2015	Jan. 30, 2011 2007 Senior Subordinated Notes due 2015	Feb. 08, 2013 2007 Senior Subordinated Notes due 2015	Feb. 03, 2013 2007 Senior Subordinated Notes due 2015	Aug. 30, 2007 2007 Senior Subordinated Notes due 2015 payment	Feb. 03, 2013 Old Senior Notes	Jan. 29, 2012 Old Senior Notes
Significant Non-Cash Transactions
Long Term Debt, Interest Rate									14.875%	14.875%	13.50%		13.50%	13.50%			12.00%
Number of interest payments to be paid in kind										11					8
Interest payments, amount paid in kind							$ 56	$ 56			$ 223	$ 196
Debt extinguished																930
Supplemental Cash Flow Information
Cash paid for interest		304	351	621	356	363
Original issue discount and PIK interest paid	364	364		502
Cash paid for income taxes, net of (refunds)		5	2	1	5	(216)
Cash received for income taxes refunds					$ 220